Dec. 30, 2015
Class A, Class C and Institutional Class | Neuberger Berman Long Short Multi-Manager Fund
Supplement to Summary Prospectuses
Neuberger Berman Alternative and Multi-Asset Class Funds ®

Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information, each dated February 28, 2015, as amended and supplemented

Neuberger Berman Long Short Multi-Manager Fund

Class A, Class C and Institutional Class

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund (“ARMM Fund”) and Neuberger Berman Long Short Multi-Manager Fund (”LSMM Fund” and, together with ARMM Fund, the “Funds”).  If you have any questions regarding these changes, please contact NB Management at 877-628-2583.

Additional Disclosures for LSMM Fund

The following disclosures are added to the section of the LSMM Fund’s Summary Prospectus and Prospectus entitled “ Principal Investment Risks” and the section of the LSMM Fund’s Prospectus entitled “Additional Information about Principal Investment Risks”:

Event-Driven Strategies Risk. Investing in companies in anticipation of an event carries the risk that the event may not happen as anticipated or may happen in modified or conditional form, or the market may react differently than expected to the event. Furthermore, an event, such as a pending restructuring or spin-off, may be renegotiated or terminated or involve a longer time frame than originally contemplated. In addition, certain events, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks, and the securities of such companies may be more likely to lose value than the securities of more stable companies. It also may be difficult to obtain complete financial information about companies involved in certain situations and management of such companies may be addressing a situation with which it has little experience. In general, event-driven strategies may fail if the subadviser is unable to obtain adequate information about the event or does not properly analyze the information available. The actions of other market participants may also disrupt an event.

Arbitrage Strategies Risk. Arbitrage strategies involve the risk that underlying relationships between securities in which investment positions are taken may change in an adverse or unanticipated manner.

Special Situations Risk. The Fund’s use of event-driven and arbitrage strategies will cause it to invest in actual or anticipated special situations – i.e., acquisitions, spin-offs, reorganizations and liquidations, tender offers and bankruptcies. These transactions may not be completed as anticipated or may take an excessive amount of time to be completed. They may also be completed on different terms than anticipated. Some special situations are sufficiently uncertain that the Fund may lose its entire investment in the situation. The Fund may receive illiquid securities as a result of its investment in certain special situations.